CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6. CASH AND CASH EQUIVALENTS

As at December 31, 2024, the composition of cash and cash equivalents consists of cash in the amount of $381,899 (2023 – $907,551). The Company does not hold any term deposits with an original maturity date of less than three months.